Commitments - Summary of Capital Commitments (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Equipment and intangible assets
Commitments
Equipment and intangible assets - Contracted but not provided for	¥ 162	¥ 34,772